Convertible Loan Payable	12 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Convertible Loan Payable

8. Convertible loan payable

On June 13, 2018, the Company entered into a loan and warrant agreement with Hummingbird Resources PLC (“Hummingbird”), an arm’s length investor, for an unsecured convertible loan in the aggregate sum of $1,500,000, bearing interest at 10% per annum, maturing in one year. Contemporaneously, the Company agreed to issue 229,464 share purchase warrants, entitling the lender to acquire 229,464 common shares of the Company, at a price of C$8.50 per share, for two years. Under the terms of the loan agreement, the lender may, at any time prior to maturity, convert any or all of the principal amount of the loan and accrued interest thereon, into common shares of the Company at a price per share equal to C$8.50. In the event that a notice of conversion would result in the lender holding 10% or more of the Company’s issued and outstanding shares, then, in the alternative, and under certain circumstances, the Company would be required to pay cash to the lender in an amount equal C$8.50 multiplied by the number of shares intended to be issued upon conversion. Further, in the event that the lender holds more than 5% of the issued and outstanding shares of the Company subsequent to the exercise of any of its convertible securities held under this placement, it shall have the right to appoint one director to the board of the Company. Lastly, among other things, the loan agreement further provides that for as long as any amount is outstanding under the convertible loan, the investor retains a right of first refusal on any Company financing or joint venture/strategic partnership/disposal of assets.

In August 2018, the amount of the Hummingbird convertible loan payable was increased to $2 million from its original $1.5 million loan, net of $45,824 of debt issue costs. An additional 116,714 warrants with each warrant exercisable at C$4.50 were issued. Under the terms of the Amended and Restated Loan Agreement, Hummingbird may, at any time prior to maturity, convert any or all of the principal amount of the loan and accrued interest thereon, into common shares of Bunker as follows: (i) $1,500,000, being the original principal amount (“Principal Amount”), the Principal Amount may be converted at a price per share equal to C$8.50; (ii) 229,464 common shares may be acquired upon exercise of warrants at a price of C$8.50 per warrant for a period of two years from the date of issuance; (iii) $500,000, being the additional principal amount (“Additional Amount”), may be converted at a price per share equal to C$4.50; and (iv) 116,714 common shares may be acquired upon exercise of warrants at a price of C$4.50 per warrant for a period of two years from the date issuance. In the event that Hummingbird would acquire common shares in excess of 9.999% through the conversion of the Principal Amount or Additional Amount, including interest accruing thereon, or on exercise of the warrants as disclosed herein, the Company shall pay to Hummingbird a cash amount equal to the common shares exercised in excess of 9.999%, multiplied by the conversion price.

During the year ended June 30, 2019, Hummingbird agreed to extend the scheduled maturity date of the loan to June 30, 2020. This was accounted for as a loan extinguishment which resulted in the recording of a net loss on loan extinguishment of $1,195,880.

In June 2019, the Company settled $100,000 of the Additional Amount by issuing 2,660,000 shares, which resulted in the recording of a net loss on loan extinguishment of $8,193.

In February 2020, the Company settled $300,000 of the Additional Amount by issuing 696,428 shares, which resulted in the recording of a net loss on loan extinguishment of $9,407.

In June 2020, Hummingbird agreed to extend the scheduled maturity date of the loan to July 31, 2020. An extension of the loan is being negotiated and the loan has not been repaid.

The Company has accounted for the conversion features and warrants in accordance with ASC Topic 815. The conversion features and warrants are considered derivative financial liabilities as they are convertible into common shares at a conversion price denominated in a currency other than the Company’s functional currency of the US dollar. The estimated fair value of the conversion features and warrants was determined on the date of issuance and marks to market at each financial reporting period.

At June 30, 2020, the fair value of the conversion features were estimated using the Binomial model to determine the fair value of conversion features using the following assumptions:

Principal Amount	June 30, 2019	June 30, 2020
Expected life	365 days	31 days
Volatility	100%	100%
Risk free interest rate	1.75%	1.52%
Dividend yield	0%	0%
Share price	$0.05	$0.73
Fair value	$0	$0
Change in derivative liability		$0

Additional Amount	June 30, 2019	June 30, 2020
Expected life	365 days	31 days
Volatility	100%	100%
Risk free interest rate	1.75%	1.23%
Dividend yield	0%	0%
Share price	$0.05	$0.73
Fair value	$0	$0
Change in derivative liability		$0

The fair value of the warrants were estimated using the Binomial model to determine the fair value of the derivative warrant liabilities using the following assumptions:

Principal Amount	June 30, 2019	June 30, 2020
Expected life	349 days	Expired
Volatility	100%
Risk free interest rate	1.95%
Dividend yield	0%
Share price	$0.05
Fair value	$0	$0
Change in derivative liability		$0

Additional Amount	June 30, 2019	June 30, 2020
Expected life	405 days	40 days
Volatility	100%	100%
Risk free interest rate	1.84%	1.49%
Dividend yield	0%	0%
Share price	$0.05	$0.73
Fair value	$0	$0
Change in derivative liability		$0

Accretion expense for the year ended June 30, 2020 was $146,266 (year ended June 30, 2019 - $734,589) based on effective interest rate of 16% after the loan extension.

Interest expense for the year ended June 30, 2020 was $179,726 (year ended June 30, 2019 - $198,219). As at June 30, 2020, the Company has an outstanding interest payable of $381,233 (June 30, 2019 - $201,507).

Amount
Balance, June 30, 2018	$70,820
Proceeds on issuance	500,000
Debt issue costs	(238,455)
Conversion feature valuation	(205,444)
Warrant valuation	(221,256)
Accretion expense	734,589
Loss on loan extinguishment	1,204,073
Partial extinguishment	(100,000)
Balance, June 30, 2019	$1,744,327
Accretion expense	146,266
Loss on loan extinguishment	9,407
Partial extinguishment	(300,000)
Balance, June 30, 2020	$1,600,000